CONDENSED BALANCE SHEET (Parenthetical) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, outstanding	0	0	0
Class A Ordinary Shares
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption		34,500,000	0
Temporary equity, shares subject to possible redemption price per share	10.00	$ 10.00	$ 10.00
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	0		0
Ordinary shares, outstanding	0		0
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	8,625,000	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000
Class B Ordinary Shares | Over-Allotment Option | Maximum
Shares forfeited	1,125,000
Rigetti Holdings [Member]
Ordinary shares, par value				$ 0.000001	$ 0.000001	$ 0.000001
Ordinary shares, authorized				170,333,338	170,333,338	25,400,000
Ordinary shares, issued				22,612,181	21,071,085	8,165,828
Ordinary shares, outstanding				22,612,181	21,071,085	8,165,828
Rigetti Holdings [Member] | Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, authorized				102,891,847	102,891,847	14,457,554
Preferred stock, shares issued				98,726,505	98,726,505	14,154,064
Preferred stock, outstanding				98,726,505	98,726,505	14,154,064
Temporary equity, liquidation preference				$ 89,524,504	$ 89,524,504	$ 120,921,799